Consolidated Statement of Changes in Equity (USD $) In Millions, unless otherwise specified		Total		General Partner [Member]	Common Units [Member]	Common Units [Member] Public [Member]	Common Units [Member] Non-public [Member] Phillips 66 [Member]	Subordinated Units [Member] Non-public [Member] Phillips 66 [Member]	Net Investment [Member]		Predecessor [Member]	Predecessor [Member] Net Investment [Member]
Begining Balance at Dec. 31, 2010	[1]										$ 223.0	$ 223.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	[1]										63.2	63.2
Net distributions to Phillips 66 from predecessors	[1]										(62.2)	(62.2)
Net income attributable to predecessors											63.2
Net income attributable to the Partnership
Ending Balance at Dec. 31, 2011	[1]										224.0	224.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	[1]										17.5
Ending Balance at Mar. 31, 2012
Begining Balance at Dec. 31, 2011	[1]										224.0	224.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	[1]										61.1	61.1
Net distributions to Phillips 66 from predecessors											(44.0)	(44.0)
Net income attributable to predecessors											61.1
Net income attributable to the Partnership
Ending Balance at Dec. 31, 2012	[1]										241.1	241.1
Begining Balance at Sep. 30, 2012
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	[1]										14.7
Ending Balance at Dec. 31, 2012	[1]										241.1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	[1]										22.9
Ending Balance at Mar. 31, 2013
Begining Balance at Dec. 31, 2012	[1]										241.1	241.1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	[1]	99.7
Net distributions to Phillips 66 from predecessors	[1]										(37.7)	(37.7)
Net income attributable to predecessors	[1]										70.8	70.8
Project prefunding from Phillips 66											3.0	3.0
Ending Balance at Dec. 31, 2013	[1]	699.5
Begining Balance at Jul. 25, 2013
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Allocation of net investment to unitholders			[1]	11.1			44.6	96.1	(151.8)	[1]
Proceeds from initial public offering, net of offering costs		404.4	[1]			404.4
Net income attributable to the Partnership		28.9	[1]	0.6	14.1	7.6	6.5	14.2
Capital distributions to unitholders and general partner		(11.1)	[1]	(0.2)		(2.9)	(2.5)	(5.5)
Other		0.1	[1]					0.1
Ending Balance at Dec. 31, 2013		$ 699.5	[1]	$ 11.5		$ 409.1	$ 48.6	$ 104.9	$ 125.4	[1]

[1]	Financial information has been retrospectively adjusted for the Gold Line/Medford Acquisition.